March 25, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention:  Division of Investment Management

  Re:  	 Merrill Lynch Senior Floating Rate
	 Fund II, Inc.
	 Post-Effective Amendment No. 2 to the
	 Registration Statement on Form N-2
	 (Securities Act File No. 33-72137
	 Investment Company Act File No. 811-09229)

Ladies and Gentlemen:

           Pursuant to Rule 497 (j) under the
Securities Act of 1933, as amended (the "1933 Act"),
Merrill Lynch Senior Floating Rate Fund II, Inc.
(the "Fund") hereby certifies that:

   (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective
       Amendment No. 2 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2;
       and

   (2) the text of Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange
       Commission on March 22, 1999.

			Very truly yours,

	     	Merrill Lynch Senior Floating Rate
		Fund II, Inc.

		By:       Patrick D. Sweeney /s/
		      _________________________
			  Patrick D. Sweeney
		      	   Secretary